FINANCIAL INVESTMENTS (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INVESTMENTS
Financial assets measured at fair value through profit or loss - Investment funds	₺ 2,207,315	₺ 2,298,590
Financial assets carried at amortized cost - Eurobonds	177,428	188,685
Financial investments	₺ 2,384,743	₺ 2,487,275
Interest rate of debt instruments at amortized cost denominated in USD	5.125%	6.24%